CONVERTIBLE REDEEMABLE PREFERRED SHARES - Preferred Shares activities (Details) $ in Thousands				4 Months Ended	12 Months Ended
	Oct. 23, 2017 shares	Nov. 10, 2014 shares	Jul. 18, 2014 shares	Mar. 13, 2015 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Preferred Shares activities
Conversion and redesignation of Pre-IPO Preferred Shares					$ (230,277)	¥ (1,498,248,000)
Pre-IPO Series A-1 convertible redeemable preferred shares
Preferred Shares activities
Beginning balance						¥ 14,484,875	¥ 13,797,276	¥ 13,211,883
Beginning balance (in shares) | shares					38,602,941	38,602,941	38,602,941	38,602,941
Issuance of Pre-IPO Preferred Shares (in shares) | shares			38,602,941
Pre-IPO Preferred Shares redemption value accretion						¥ 755,455	¥ 687,599	¥ 585,393
Conversion and redesignation of Pre-IPO Preferred Shares						¥ (15,240,330)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares) | shares					(38,602,941)	(38,602,941)
Ending balance							¥ 14,484,875	¥ 13,797,276
Ending balance (in shares) | shares			38,602,941		0	0	38,602,941	38,602,941
Pre-IPO Class B ordinary shares
Preferred Shares activities
Beginning balance						¥ 1,318,578	¥ 1,191,268	¥ 1,082,866
Beginning balance (in shares) | shares					7,350,000	7,350,000	7,350,000	7,350,000
Issuance of Pre-IPO Preferred Shares (in shares) | shares			7,350,000
Pre-IPO Preferred Shares redemption value accretion						¥ 139,412	¥ 127,310	¥ 108,402
Conversion and redesignation of Pre-IPO Preferred Shares						¥ (1,457,990)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares) | shares					(7,350,000)	(7,350,000)
Ending balance							¥ 1,318,578	¥ 1,191,268
Ending balance (in shares) | shares			7,350,000		0	0	7,350,000	7,350,000
Pre-IPO Series A-2 convertible redeemable preferred shares
Preferred Shares activities
Beginning balance						¥ 41,809,759	¥ 38,122,607	¥ 34,995,953
Beginning balance (in shares) | shares					39,390,757	39,390,757	39,390,757	39,390,757
Issuance of Pre-IPO Preferred Shares (in shares) | shares			35,014,006
Pre-IPO Preferred Shares redemption value accretion						¥ 4,043,130	¥ 3,687,152	¥ 3,126,654
Conversion and redesignation of Pre-IPO Preferred Shares						¥ (45,852,889)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares) | shares					(39,390,757)	(39,390,757)
Ending balance							¥ 41,809,759	¥ 38,122,607
Ending balance (in shares) | shares			39,390,757		0	0	39,390,757	39,390,757
Pre-IPO Series B-1 convertible redeemable preferred shares
Preferred Shares activities
Beginning balance						¥ 29,970,441	¥ 26,935,325	¥ 24,349,815
Beginning balance (in shares) | shares					4,119,294	4,119,294	4,119,294	4,119,294
Issuance of Pre-IPO Preferred Shares (in shares) | shares		4,119,294
Pre-IPO Preferred Shares redemption value accretion						¥ 3,335,065	¥ 3,035,116	¥ 2,585,510
Conversion and redesignation of Pre-IPO Preferred Shares						¥ (33,305,506)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares) | shares					(4,119,294)	(4,119,294)
Ending balance							¥ 29,970,441	¥ 26,935,325
Ending balance (in shares) | shares		4,119,294			0	0	4,119,294	4,119,294
Pre-IPO Series B-2 convertible redeemable preferred shares
Preferred Shares activities
Beginning balance						¥ 537,985,682	¥ 528,467,734	¥ 280,109,483
Beginning balance (in shares) | shares					63,775,246	63,775,246	69,152,661	40,266,106
Issuance of Pre-IPO Preferred Shares								¥ 203,240,400
Issuance of Pre-IPO Preferred Shares (in shares) | shares				69,152,661				28,886,555
Pre-IPO Preferred Shares redemption value accretion						¥ 58,599,600	¥ 54,761,693	¥ 45,117,851
Repurchase of Pre-IPO Preferred Shares							¥ (45,243,745)
Repurchase of Pre-IPO Preferred Shares (in shares) | shares							(5,377,415)
Conversion and redesignation of Pre-IPO Preferred Shares						¥ (596,585,282)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares) | shares					(63,775,246)	(63,775,246)
Ending balance							¥ 537,985,682	¥ 528,467,734
Ending balance (in shares) | shares				63,775,246	0	0	63,775,246	69,152,661
Pre-IPO Series C convertible redeemable preferred shares
Preferred Shares activities
Beginning balance (in shares) | shares					2	2
Issuance of Pre-IPO Preferred Shares (in shares) | shares							2
Redesignation of Pre-IPO Series C Preferred Shares (in shares) | shares					(2)	(2)
Ending balance (in shares) | shares					0	0	2
Pre-IPO Series C convertible redeemable preferred shares | Maximum
Preferred Shares activities
Beginning balance						¥ 1
Issuance of Pre-IPO Preferred Shares							¥ 1
Redesignation of Pre-IPO Series C Preferred shares						(1)
Ending balance							¥ 1
Pre-IPO Series C-1 convertible redeemable preferred shares
Preferred Shares activities
Issuance of Pre-IPO Preferred Shares						¥ 647,734,116
Issuance of Pre-IPO Preferred Shares (in shares) | shares	33,857,797				33,857,795	33,857,795
Redesignation of Pre-IPO Series C Preferred Shares (in shares) | shares					2	2
Pre-IPO Preferred Shares redemption value accretion						¥ 12,912,925
Conversion and redesignation of Pre-IPO Preferred Shares						¥ (660,647,041)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares) | shares					(33,857,797)	(33,857,797)
Ending balance (in shares) | shares	33,857,797
Pre-IPO Series C-1 convertible redeemable preferred shares | Maximum
Preferred Shares activities
Redesignation of Pre-IPO Series C Preferred shares						¥ 1
Pre-IPO Series C-2 convertible redeemable preferred shares
Preferred Shares activities
Issuance of Pre-IPO Preferred Shares						¥ 116,969,352
Issuance of Pre-IPO Preferred Shares (in shares) | shares	5,974,905				5,974,905	5,974,905
Pre-IPO Preferred Shares redemption value accretion						¥ 2,331,846
Conversion and redesignation of Pre-IPO Preferred Shares						¥ (119,301,198)
Conversion and redesignation of Pre-IPO Preferred Shares (in shares) | shares					(5,974,905)	(5,974,905)
Ending balance (in shares) | shares	5,974,905